13F-HR
1
t4724914b.txt

		UNITED STATES SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ];                   Amendment Number: ___
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Touradji Capital Management, LP
Address:	101 Park Avenue
		48th Floor
		New York, New York 10178
		U.S.A.

Form 13F File Number: 28-11655

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Edward Min
Title:	Attorney-in-fact for Paul Touradji, Managing Member
Phone:	(212) 984-8854

Signature, Place, and Date of Signing:

Edward Min		New York, New York    	November 14, 2011
---------------		------------------	-------------
[Signature]		[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ]  	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

				Form 13F SUMMARY PAGE

				   Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: $57,391 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report.

No. 1

Form 13F File Number: 28-11987
Name:  Paul Touradji

No. 2

Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.



 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  4,017     86,114     SH           DEFINED      1        86,114
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  38,644    828,386    SH           DEFINED      1, 2     828,386
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC			 COM       	 149123951  111       198        SH    PUT    DEFINED      1        198
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC			 COM       	 149123951  729       1,302      SH    PUT    DEFINED      1, 2     1,302
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857  201       6,600      SH           DEFINED      1        6,600
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857  1,322     43,400     SH           DEFINED      1, 2     43,400
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
METALS USA HOLDINGS CORP         COM             59132A104  258       28,801     SH           DEFINED      1        28,801
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
METALS USA HOLDINGS CORP         COM             59132A104  2,623     293,099    SH           DEFINED      1, 2     293,099
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR GOLD SHARES		 COM		 78463V957  180       136        PUT          DEFINED      1        136
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR GOLD SHARES		 COM		 78463V957  1,159     876        PUT          DEFINED      1, 2     876
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---





 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR GOLD SHARES		 COM		 78463V907  4         136        CALL	       DEFINED      1        136
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR GOLD SHARES		 COM		 78463V907  29        876        CALL	       DEFINED      1, 2     876
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR GOLD SHARES		 GOLD SHS	 78463V107  955       6,039       SH	       DEFINED      1        6,039
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR GOLD SHARES		 GOLD SHS	 78463V107  6,159     38,961      SH	       DEFINED      1, 2     38,961
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR S&P ETF TRUST               COM	         78462F953  111       201         PUT	       DEFINED      1        201
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR S&P ETF TRUST               COM	         78462F953  717       1,299       PUT	       DEFINED      1, 2     1,299
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR S&P ETF TRUST               COM	         78462F903  23        167         CALL         DEFINED      1        167
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR S&P ETF TRUST               COM	         78462F903  149       1,083       CALL	       DEFINED      1, 2     1,083



REPORT SUMMARY   18  DATA RECORDS           $57,391 (thousands)       2  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

